Equities Roll Forward Schedule	6 Months Ended
Jun. 30, 2025
Equities Roll forward Schedule [Abstract]
Equities Roll forward Schedule
8.	Equities Roll forward Schedule

	Class A ordinary shares		Class B ordinary shares		Additional paid-in	Statutory	(Accumulated deficits)	Accumulated other comprehensive	Total shareholders’
	Shares*	Amount	Shares*	Amount	capital	reserve	earnings	income (loss)	equity

Balance, December 31, 2024	$7,195,314	$17,918	151,479	$379	$45,283,229	$282,545	$(9,607,600)	$(274,446)	$35,702,025
Net loss	-	-	-	-	-	-	(3,163,291)	-	(3,163,291)
Capital Contribution	3,820,021	9,550	-	-	2,265,686	-	-	-	2,275,236
Share-based payments	284,481	711	37,955	95	1,528,332	-	-	-	1,529,138
Foreign currency translation adjustment	-	-	-	-	-	-	-	536,420	536,420
Balance, June 30, 2025	11,299,816	$28,179	189,434	$474	$49,077,247	$282,545	$(12,770,891)	$261,974	$36,879,528